Related Party Transactions - Summary of Related Party Transactions (Parenthetical) (Details) ¥ in Thousands, $ in Thousands			8 Months Ended	9 Months Ended		12 Months Ended
	Aug. 04, 2020 CNY (¥)	Aug. 04, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 02, 2020 CNY (¥)	Oct. 02, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Services revenue			¥ 70,861	¥ 62,440	$ 9,569
Equity interest	100.00%	100.00%
Purchase consideration transferred related to disposal of subsidiary	¥ 64,000
Gain resulting from assets transfer	¥ 6,562	$ 1,006
Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of transfer of consideration	99.90%	99.90%
Third Party
Related Party Transaction [Line Items]
Percentage of transfer of consideration	0.10%	0.10%
Cash Affiliates
Related Party Transaction [Line Items]
Termination expenses								¥ 50,000	$ 7,663
Shareholder Affiliates
Related Party Transaction [Line Items]
Termination expenses						¥ 11,000	$ 1,686